Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Credit Facilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, cancelled capacity			$ 200
Notional amount		$ 3,104		$ 3,234
Borrowings		3,212		3,267
Cash and cash equivalents		411		89	$ 314	$ 305
Restricted cash		32		66
US Wind Projects - Big Level
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)		15
Borrowing costs incurred		122
Tax equity funding	$ 85
Proceeds from tax equity funding		91
US Wind Projects - Antrim
Disclosure of detailed information about borrowings [line items]
Tax equity funding	$ 41
Accelerated tax depreciation		35
Lakeswind
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred		23
Syndicated Bank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit		1,300
Committed Bilateral Credit Facilities Expiring In 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit		240
Credit facilities | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit		2,200		2,000
Undrawn borrowing capacity under line of credit		1,300		900
Actual drawings on borrowings		220		339
Long-term Line Of Credit		900		1,100
Letter of credit | Committed credit facilities
Disclosure of detailed information about borrowings [line items]
Long-term Line Of Credit		690		720
Corporation and TransAlta Renewables | Syndicated Bank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit		2,000		1,800
Line of credit facility, increase (decrease)				250
Line of credit facility, increase (decrease)				250
TransAlta Renewables | Syndicated Bank Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit		700		500
Line of credit facility, increase (decrease)		200
Line of credit facility, increase (decrease)		200
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)		17		35
Restricted cash and cash equivalents, principal amount		(10)
Restricted cash		$ 10		$ 27